Convertible debt - Key terms of convertible notes (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible debt
Price per share of common stock					$ 2.49
Transaction costs attributable to the convertible notes			$ 1,542	$ 613	$ 1,405	$ 415	$ 436
Ivanhoe Electric Convertible Notes
Convertible debt
Interest rate on convertible debt (in percent)	2.00%	2.00%		2.00%
Transaction costs attributable to the convertible notes	$ 1,600	$ 1,600
Ivanhoe Electric Convertible Notes | If a qualifying IPO occurs
Convertible debt
Minimum gross proceeds for qualifying IPO	$ 25,000	$ 25,000
Price per share of common stock	$ 9.39	$ 9.39		$ 9.39
Ivanhoe Electric Convertible Notes | If the closing date of the IPO occurs before February 28, 2022
Convertible debt
Percentage of gross price per share at which common stock is sold in the IPO	90.00%	90.00%
Ivanhoe Electric Convertible Notes | If the closing date of the IPO occurs after February 28, 2022
Convertible debt
Percentage of gross price per share at which common stock is sold in the IPO	80.00%	80.00%
Ivanhoe Electric Convertible Notes | In the event the notes reach maturity
Convertible debt
Price per share of common stock	$ 2.49	$ 2.49		$ 2.49
Percentage of price per share of common stock equal to last equity financing	80.00%	80.00%